Commitments (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments [Abstract]
Trade accounts payable	$ 105.4	$ 106.5
Operating Leases, Rent Expense, Net	13.1	$ 13.4	$ 11.0
Minimum Payments Licensing Agreements	$ 0.0